Offerings	Jan. 27, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 172,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
(2)	Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	17,250,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
(2)	Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
(2)	Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 66,125,000
Amount of Registration Fee	$ 9,131.87
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
(2)	Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g) under the Securities Act.